OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2016
Other Assets [Abstract]
Schedule of Other Assets

Other assets as of June 30, 2016 and 2015 consisted of:

	June 30, 2016	June 30, 2015
Advanced payment to third party companies	$78,523	$391,075
Prepaid of insurance cost	175,000	-
Receivable for disposal of fix assets	270,000	-
Other receivables	85,228	36,311
	$608,751	$427,386